Document and Entity Information (USD $)	12 Months Ended
Dec. 31, 2012
Entity Registrant Name	DIVERSINET CORP
Entity Central Index Key	0000918387
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Trading Symbol	div
Entity Common Stock, Shares Outstanding	43,496,847
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	Yes
Entity Current Reporting Status	Yes
Entity Public Float	$ 0

Consolidated Balance Sheets(USD ($))	Dec. 31, 2012		Dec. 31, 2011
Assets
Cash and cash equivalents	$ 3,162,316		$ 7,397,025
Accounts receivable, net (note 3(c))	135,497		287,155
Tax credit recoverable (note 2(g))	201,020		0
Prepaid expenses	65,972		64,252
Total current assets	3,564,805		7,748,432
Property and equipment, net (note 4)	162,434		207,301
Total assets	3,727,239		7,955,733
Liabilities and Shareholders' Equity
Accounts payable	165,587		217,539
Accrued liabilities (note 5)	331,164		281,011
Deferred revenue (note 13)	133,950		284,583
Total current liabilities	630,701		783,133
Shareholders' equity:
Unlimited common shares Issued and outstanding: 43,496,847 (43,009,347 - 2011) common shares (note 7)	85,907,548		85,848,861
Additional paid-in capital	20,001,774		19,755,623
Share purchase warrants (note 7)	26,373	[1]	39,318	[1]
Deficit	(101,318,436)		(96,950,481)
Accumulated other comprehensive income:
Cumulative translation adjustment	(1,520,721)		(1,520,721)
Total shareholders' equity	3,096,538		7,172,600
Total liabilities and shareholders' equity	$ 3,727,239		$ 7,955,733

[1]	These compensation warrants exclude the options issued under our share option plan (note 12).

Consolidated Balance Sheets [Parenthetical]	Dec. 31, 2012	Dec. 31, 2011
Unlimited common shares Issued	43,496,847	43,009,347
Unlimited common shares outstanding	43,496,847	43,009,347

Consolidated Statements of Operations and Comprehensive Income (Loss) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues (notes 6, 10 and 13)	$ 1,514,639	$ 1,291,714	$ 4,931,834
Cost of revenues	140,256	104,600	22,860
Gross margin	1,374,383	1,187,114	4,908,974
Expenses:
Research and development	2,456,140	2,927,551	3,112,225
Sales and marketing	1,314,719	1,664,996	1,783,211
General and administrative	1,908,291	2,058,702	1,888,908
Depreciation	54,636	62,967	65,788
Operating Expenses, Total	5,733,786	6,714,216	6,850,132
Loss before the undernoted:	(4,359,403)	(5,527,102)	(1,941,158)
Foreign exchange gain (loss)	(28,120)	(31,662)	190,448
Interest income, net	19,568	22,169	57,277
Other income (note 6)		0	3,560,707
Net income (loss) for the year and comprehensive income (loss)	$ (4,367,955)	$ (5,536,595)	$ 1,867,274
Basic and diluted earnings (loss) per share (note 8) (in dollars per share)	$ (0.1)	$ (0.13)	$ 0.04
Weighted average common shares outstanding (in shares)	43,221,898	42,587,632	45,029,121
Weighted average fully diluted common shares outstanding (in shares)	43,221,898	42,587,632	45,029,121

Consolidated Statements of Shareholders' Equity (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Warrant [Member]	Retained Earnings [Member]	Accumulated Translation Adjustment [Member]	Total
Balance at Dec. 31, 2010	$ 85,583,198	$ 19,346,409	$ 21,242	$ (91,413,886)	$ (1,520,721)	$ 12,016,242
Net loss				(5,536,595)		(5,536,595)
Shares issued for services	265,663		18,076			283,739
Compensation expense		409,214				409,214
Balance at Dec. 31, 2011	85,848,861	19,755,623	39,318	(96,950,481)	(1,520,721)	7,172,600
Net loss				(4,367,955)		(4,367,955)
Shares issued for services	58,687					58,687
Compensation expense		233,206				233,206
Warrants cancelled		12,945	(12,945)			(12,945)	[1]
Balance at Dec. 31, 2012	$ 85,907,548	$ 20,001,774	$ 26,373	$ (101,318,436)	$ (1,520,721)	$ 3,096,538

[1]	These compensation warrants exclude the options issued under our share option plan (note 12).

Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)
Cash provided by (used in) Operating activities:
Net income (loss) for the year	$ (4,367,955)	$ (5,536,595)	$ 1,867,274
Items not involving cash:
Depreciation	54,636	62,967	65,788
Foreign exchange gain	(10,987)	(31,699)	(167,297)
Other income	0	0	(3,060,707)
Stock-based compensation expense	291,893	669,952	658,991
Changes in non-cash working capital:
Accounts receivable	151,658	(212,005)	4,567
Tax credit recoverable	(201,020)	0	0
Prepaid expenses	(1,720)	(11,479)	(17,591)
Accounts payable	(51,952)	74,286	(5,278)
Accrued liabilities	50,152	(258,982)	266,738
Deferred revenue	(150,633)	239,416	(88,833)
Cash used in operations	(4,235,927)	(5,004,139)	(476,348)
Financing activities:
Issue of common shares for cash	0	0	128,604
Cash provided by financing activities	0	0	128,604
Investing activities:
Purchase of property and equipment	(9,769)	(89,285)	(28,645)
Cash used in investing activities	(9,769)	(89,285)	(28,645)
Foreign exchange gain on cash held in foreign currency	10,987	31,699	167,297
Net decrease in cash and cash equivalents	(4,234,709)	(5,061,725)	(209,092)
Cash and cash equivalents, beginning of year	7,397,025	12,458,750	12,667,842
Cash and cash equivalents, end of year	3,162,316	7,397,025	12,458,750
Supplemental cash flow information:
Interest received	19,568	22,169	57,277
Supplemental disclosure relating to non-cash financing and investing activities:
Issuance of shares to employees and Board (note 7)	58,687	265,663	284,750
Cash and cash equivalents is comprised of:
Cash	506,808	253,715	443,684
Cash equivalents	2,655,508	7,143,310	12,015,066
Cash and cash equivalents	$ 3,162,316	$ 7,397,025	$ 12,458,750

Basis of presentation	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Basis of Accounting [Text Block]
1.	Basis of presentation:

These financial statements have been prepared on a going concern basis, which assume that the Company will continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities in the normal course of operations.

The Company has not realized a sufficient level of sales of its product and services in recent years to support its operations and has incurred significant losses from operations and used significant amounts of cash in operating activities during 2012 and 2011. Management has forecasted that the Company’s current levels of cash and cash equivalents will likely not be sufficient to fund operating activities and other commitments for more than the next 12 months without obtaining additional financing. The Company is considering pursuing additional financing and other strategic alternatives. There can be no assurance that financing will be available as necessary, or if financing is available, that it will be available on terms acceptable to the Company. As a result of the foregoing, there is a substantial doubt as to whether the Company will be able to continue as a going concern and realize its assets and pay its liabilities as they become due.

These consolidated financial statements do not reflect the adjustments that would be necessary should the Company be unable to continue as a going concern and therefore be required to realize its assets and settle its liabilities and commitments in other than the normal course of business and at amounts different from those in the accompanying consolidated financial statements. Such adjustments could be material.

Significant accounting policies	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
2.	Significant accounting policies:

Effective December 31, 2010, the Company adopted U.S. generally accepted accounting principles (“U.S. GAAP”) for the presentation of its consolidated financial statements for Canadian and United States reporting requirements. The Company historically prepared its annual and interim consolidated financial statements in conformity with Canadian generally accepted accounting principles (“Canadian GAAP”) with reconciliation in its annual consolidated financial statements to U.S. GAAP. Canadian GAAP changed to International Financial Reporting Standards (“IFRS”) effective for public companies for periods beginning January 1, 2011. The decision to adopt U.S. GAAP was approved by the Company’s Board of Directors after due consideration of benefits and disadvantages of reporting under U.S. GAAP versus IFRS.

(a)	Consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries. All significant intercompany transactions and balances have been eliminated.

(b)	Adoption of new accounting standards:

Effective January 1, 2012 and applied retrospectively, the Company adopted issued Accounting Standards Update No. 2011-05, “Comprehensive Income” (ASC Topic 220) - Presentation of Comprehensive Income (ASU 2011-05). ASU 2011-05, requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of equity. The application of this standard did not have an impact to the Company’s financial statements.

Effective January 1, 2012 and applied prospectively, the Company adopted, Accounting Standards Update No. 2011-04, “Fair Value Measurement (ASC Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards” (ASU 2011-04). ASU 2011-04 provides a consistent definition of fair value and ensures that the fair value measurement and disclosure requirements are similar between U.S. GAAP and International Financial Reporting Standards. ASU 2011-04 changes certain fair value measurement principles and enhances the disclosure requirements particularly for level 3 fair value measurements. The application of this standard did not have an impact on the Company’s financial statements.

(c)	Changes in accounting policies not yet adopted:

In February 2013, the FASB issued Accounting Standards Update (“ASU”) No. 2012-13, "Other Comprehensive Income (Topic 220) (“ASU 2012-13”), which superseded and replaced the presentation requirements for reclassifications out of accumulated other comprehensive income in ASU 2011-05 and 2011-12 for all public and private organizations. The amendments of ASU 2012-13 require an entity to provide additional information about reclassifications out of accumulated other comprehensives income by component. ASU 2013-12 is effective for the Company in our first quarter of Fiscal 2013 and will be applied retrospectively for comparative periods presented. We do not expect the adoption of ASU 2012-13 to have a significant impact on our consolidated financial statements.

In December 2011, the FASB issued Accounting Standards Update No. 2011-11, "Disclosures About Offsetting Assets and Liabilities" (ASU 2011-11), which creates new disclosure requirements about the nature of an entity’s rights of setoff and related arrangements associated with its financial instruments and derivative instruments. The purpose of ASU 2011-11 is to create a converged offsetting model that would eliminate a significant quantitative difference between balance sheets prepared under U.S. GAAP and IFRS. ASU 2011-11 is effective for us in our first quarter of Fiscal 2014 and will be applied retrospectively for comparative periods presented. We are currently evaluating the impact of our pending adoption of ASU 2011-11 on our consolidated financial statements.

(d)	Impairment or disposal of long-lived assets:

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized when the carrying amount of an asset or asset group that is held and used exceeds the projected undiscounted future cash flows expected from its use and disposal, and is measured as the amount by which the carrying amount of the asset or asset group exceeds its fair value which is measured by discounted cash flows when quoted market prices are not available.

(e)	Revenue recognition:

The Company derives revenue from licensing its products and providing related services, including installation, integration, maintenance and out-of-pocket expenses.

(i) License revenue:

We recognize revenues in accordance with ASC Topic 985-605, “Software Revenue Recognition”. We record product revenues from software licenses and products when persuasive evidence of an arrangement exists, the software product has been shipped, there are no significant uncertainties surrounding product acceptance by the customer, the fees are fixed and determinable, and collection is considered probable. We use the residual method to recognize revenues on delivered elements when a license agreement includes one or more elements to be delivered at a future date if evidence of the fair value of all undelivered elements exists. If an undelivered element for the arrangement exists under the license arrangement, revenues related to the undelivered element is deferred based on vendor specific objective evidence (“VSOE”) of the fair value of the undelivered element. Our multiple-element sales arrangements include arrangements where software licenses and the associated post contract customer support (PCS) are sold together. We have established VSOE of the fair value of the undelivered PCS element based on the contracted price for renewal PCS included in the original multiple element sales arrangement, as substantiated by contractual terms and our significant PCS renewal experience. Our multiple element sales arrangements generally include irrevocable rights for the customer to renew PCS after the bundled term ends. The customer is not subject to any economic or other penalty for failure to renew. Further, the renewal PCS options are for services comparable to the bundled PCS and cover similar terms. It is our experience that customers generally exercise their renewal PCS option. In the renewal transaction, PCS is sold on a stand-alone basis to the licensees one year or more after the original multiple element sales arrangement. The exercised renewal PCS price is consistent with the renewal price in the original multiple element sales arrangement. If VSOE of fair value does not exist for all undelivered elements, all revenues are deferred until sufficient evidence exists or all elements have been delivered. Our sales arrangements generally include standard payment terms. These terms effectively relate to all customers, products, and arrangements regardless of customer type, product mix or arrangement size.

The Company enters into software license agreements that provide for future license payments to be made based on the number of users. Customers who exceed their licensed fixed level of users are required to pay additional license fees. Revenue associated with additional users is recognized when the amount becomes determinable, and when the requirements of revenue recognition as set out above have been met. Fees related to contracts that require the Company to deliver unspecified additional products are deferred and recognized ratably over the contract term.

In instances when licenses are granted and the Company commits to deliver major product upgrades that meet the definition of an unspecified additional software product, the entire arrangement fee is accounted for as a subscription. Under subscription accounting, the fee is recognized ratably over the non-cancellable term of the arrangement beginning with the delivery of the first product.

(ii) Service revenue:

Typically, software license agreements are multiple element arrangements as they also include consulting, related maintenance and/or implementation services fees. Arrangements that include consulting services are evaluated to determine whether those services are essential to the functionality of other elements of the arrangements. The Company’s software products are generally fully functional upon delivery and implementation and do not require any significant modification or alteration for customer use. Customers generally purchase consulting services to facilitate the adoption of the Company’s technology and may contract with the Company to have dedicated personnel to participate in the services being performed, but the customer may also decide to use their own resources or appoint other professional service organizations to provide these services.

Typically the entire arrangement fee is allocated to each element in the arrangement based on the respective VSOE of the fair value of each element. VSOE used in determining the fair value of license revenue is based on the price charged by the Company when the same element is sold in similar quantities to a customer of similar size and nature. VSOE used in determining fair value for installation, integration and training is based on the standard daily rates for the type of service being provided multiplied by the estimated time to complete the task. VSOE used in determining the fair value of maintenance and technical support is based on annual renewal rates. The revenue allocable to the software license is recognized when the product revenue criteria are met. The revenue allocable to the consulting services is recognized as the services are performed. In instances where VSOE exists for undelivered elements but does not exist for delivered elements of a software arrangement, the Company uses the residual method of allocation of the arrangement fees for revenue recognition purposes. For arrangements containing multiple elements wherein VSOE of fair value does not exist for all undelivered elements, revenue for the delivered and undelivered elements is deferred until VSOE of fair value exists or all elements have been delivered.

Consulting, implementation and training revenues are recognized as the services are performed, generally on a time and materials basis. Consulting revenues attributed to fixed price arrangements are recognized using the proportional performance method based on direct labour costs incurred to date as a percentage of total estimated direct labour costs to complete the project as this better reflects the pattern in which the Company’s obligations to its customers are fulfilled and revenue is earned.

(iii) Maintenance revenue:

Maintenance and support revenues paid in advance are non-refundable and are recognized ratably over the term of the agreement, which typically is twelve months. Maintenance generally includes the right to receive unspecified updates and upgrades, determined solely by the Company, after the software license period begins. These unspecified update and upgrade rights generally provide for the customer to receive bug fixes and future enhancements, respectively, to the existing software. Maintenance revenue is recognized ratably over the term of the maintenance contract.

(iv) Deferred revenue:

Product and services revenues that have been prepaid but do not yet qualify for recognition as revenue under the Company’s revenue recognition policy are reflected as deferred revenue on the consolidated balance sheets.

(f)	Cash and cash equivalents:

Cash and cash equivalents include cash on account and short-term investments in money market instruments with original maturities of 90 days or less when acquired.

(g)	Investment tax credits:

The Company is eligible for non-refundable tax credits under the Scientific Research and Experimental Development (“SRED”) program in Canada. Under this federal program, the Company is only eligible to claim a non-refundable investment tax credit (“ITC”), which can be offset against taxes payable at such time that the Company has an income tax liability. The Company is also eligible for refundable tax credits under the Ontario Innovation Tax Credit (“OITC”) program. Based on historical evidence of collection of amounts claimed as filed, Management has determined that there is reasonable assurance in this period and going forward that these OITC’s will be recoverable as filed, and accordingly, the Company has recorded a tax credit recoverable for 2012 of $201,020 (2011 - $nil) related to expenditures incurred in this fiscal year, with a corresponding reduction to the related research and development expenses that were incurred to earn the tax credit. Furthermore, in 2012, the Company reduced research and development expenses by $207,000 (2011 - $205,000, 2010 - $208,000) for refunds received during the year in relation to the prior year’s scientific research and development claims.

(h)	Research and development costs:

Research and development costs internally incurred in creating computer software to be sold, licensed or otherwise marketed are expensed as incurred unless they meet certain criteria for deferral and amortization. Costs related to research, design and development of products are charged to expenses as incurred and capitalized between the dates that the product is considered to be technologically feasible and is considered to be ready for general release to customers. In our historical experience, the dates relating to the achievement of technological feasibility and general release of the product have substantially coincided. In addition, no significant costs are incurred subsequent to the establishment of technological feasibility. As a result, we do not capitalize any research and development costs relating to internally developed software to be sold, licensed or otherwise marketed.

(i)	Foreign currency translation:

The Company uses the U.S. dollar as its measurement and reporting currency in the preparation of its consolidated financial statements.

Monetary assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the consolidated balance sheet dates. Non-monetary assets and liabilities are translated at historical rates. Transactions in foreign currencies are translated into United States dollars at the approximate rates prevailing at the dates of the transactions. Foreign exchange gains and losses are included in the net income (loss) for the period.

(j)	Property and equipment:

Property and equipment are stated at cost less accumulated depreciation. Depreciation is provided over the estimated useful lives of the assets as follows:

Asset	Basis	Rate
Computer hardware	Declining balance	30%
Computer software	Declining balance	30%
Furniture and fixtures	Declining balance	20%
Leasehold improvements	Straight-line	Over term of lease

(k)	Income taxes:

Deferred tax assets and liabilities arise from temporary differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements that will result in taxable or deductible amounts in future years. These temporary differences are measured using enacted tax rates. A valuation allowance is recorded to reduce deferred tax assets to the extent that we consider it is more likely than not that a deferred tax asset will not be realized. In determining the valuation allowance, we consider factors such as the reversal of deferred income tax liabilities, projected taxable income, and the character of income tax assets and tax planning strategies. A change to these factors could impact the estimated valuation allowance and income tax expense.

We account for our uncertain tax positions by using a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not, based solely on the technical merits, that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the appropriate amount of the benefit to recognize. The amount of benefit to recognize is measured as the maximum amount which is more likely than not to be realized. The tax position is derecognized when it is no longer more likely than not capable of being sustained. On subsequent recognition and measurement the maximum amount which is more likely than not to be recognized at each reporting date will represent the Company’s best estimate, given the information available at the reporting date, although the outcome of the tax position is not absolute or final.

(l)	Earnings per share:

Basic earnings per share is computed using the weighted average number of common shares that are outstanding during the year. Diluted earnings per share is computed using the weighted average number of common and potential common shares outstanding during the year. Potential common shares consist of the incremental number of common shares issuable upon the exercise of stock options and warrants and are calculated using the treasury stock method.

(m)	Share-based compensation:

Share-based compensation cost is measured on the grant date, based on the fair value of the award. Share-based payment awards with graded vesting are treated as a single award when estimating fair value. Compensation cost is recognized on a straight-line basis over the employee requisite service period, which is the stated vesting period of the award, provided that total compensation cost recognized at least equals the pro rata value of the award that has vested. Compensation cost is initially based on the estimated number of options for which the requisite service is expected to be rendered and is subsequently adjusted to the actual amounts incurred.

(n)	Measurement uncertainty:

The preparation of these consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of these consolidated financial statements and the reported amounts of revenue and expenses during the period. The Company bases estimates on historical experience and on various other assumptions that are considered reasonable at that time, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Significant estimates are used in determining, but not limited to, the allowance for doubtful accounts, income tax credits, income tax valuation allowance, share-based compensation, the useful lives of depreciable assets, and the recoverability of property and equipment. Actual results could differ from those estimates.

Financial instruments	12 Months Ended
Dec. 31, 2012
Investments, All Other Investments [Abstract]
Financial Instruments Disclosure [Text Block]
3.	Financial instruments:

a) For cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities carrying amounts approximate fair value due to the relatively short periods to maturity of these financial instruments. Classification of the Company’s financial instruments are as follows:

	2012	2011
Financial assets:
Held for trading, measured at fair value:
Cash and cash equivalents	$3,162,316	$7,397,025

Loans and receivables measured at amortized cost:
Accounts receivable	$135,497	$287,155

Financial liabilities, measured at amortized cost:
Accounts payable	165,587	217,539
Accrued liabilities	331,164	281,011
	$496,751	$498,550

The Company had neither available for sale, nor held to maturity financial instruments during the periods ended December 31, 2012 or 2011.

b) Investment income: The Company has recorded investment income in relation to the following financial instruments:

	2012	2011	2010
Financial assets held for trading:
Interest income earned on cash and cash equivalents	$19,568	$22,169	$57,277
	$19,568	$22,169	$57,277

(c) Accounts receivable: The Company’s accounts receivable is comprised of the following:

	2012	2011
Trade receivables	$135,497	$287,155
Allowance for doubtful accounts	–	–
	$135,497	$287,155

Property and equipment, net	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
4.	Property and equipment, net:

December 31, 2012	Cost	Accumulated depreciation	Net book value
Computer hardware	1,193,605	1,132,519	61,086
Computer software	525,623	510,626	14,997
Furniture and fixtures	316,870	231,880	84,990
Leasehold improvements	38,374	37,013	1,361
	$2,074,472	$1,912,038	$162,434

December 31, 2011	Cost	Accumulated depreciation	Net book value
Computer hardware	$1,183,836	$1,108,432	$75,404
Computer software	525,623	504,198	21,425
Furniture and fixtures	316,870	210,633	106,237
Leasehold improvements	38,374	34,139	4,235
	$2,064,703	$1,857,402	$207,301

Depreciation expense for the year ended December 31, 2012 amounted to $54,636 (2011 - $62,967).

Accrued liabilities	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Accrued Liabilities [Text Block]
5.	Accrued liabilities:

	2012	2011
Compensation	$157,909	$144,574
Professional fees	92,077	76,727
Miscellaneous	81,178	59,710
	$331,164	$281,011

AllOne Mobile Corporation settlement agreement	12 Months Ended
Dec. 31, 2012
Investments, All Other Investments [Abstract]
Life Settlement Contracts, Disclosure [Text Block]
6.	AllOne Mobile Corporation settlement agreement:

In September 2008, the Company entered into a license and revenue share agreement (“2008 Agreement”) with AllOne Mobile Corporation (“AllOne”). AllOne is a subsidiary of AllOne Health Group Inc. (”AHG”) who in turn is a subsidiary of Hospital Services Association of Northeastern Pennsylvania (“HSA”). Through a private placement in 2007, HSA acquired 6,756,757 common shares of the Company for cash. Under the terms of the Agreement, Diversinet provided an exclusive worldwide right to AllOne to sub-license certain Diversinet software in combination with AllOne’s software, in the mobile personal health record market. Diversinet was required to provide second and third level support as well as two major product upgrades per year in exchange for a minimum annual fee of $5.5 million in the first contract year, and $7 million in years two and three. The Company concluded that the Company’s commitment to deliver major product upgrades met the definition of an unspecified additional software product. If an arrangement includes unspecified additional software products, the entire arrangement would be accounted for as a subscription. Under subscription accounting, the fee is recognized ratably over the non-cancellable term of the arrangement beginning with the delivery of the first product.

During January 2010, AllOne and AHG commenced a legal proceeding in Pennsylvania seeking the termination of the Agreement upon payment of $3,000,000 to Diversinet. On June 17, 2010, the parties entered into a Settlement and Mutual Release Agreement whereby the 2008 Agreement was terminated and AllOne paid Diversinet $4,000,000 and HSA returned 6,956,152 Diversinet common shares to Diversinet for cancellation. The Company recognized $3,500,000 as revenues in Q2 2010 as it related to products and services delivered prior to the termination date. The difference between the fair value of total consideration received of $7,060,707 and the amount recognized as revenue was recognized as other income (being $500,000 in cash and $3,060,707 relating to the return of 6,956,152 Diversinet common shares by HSA). In calculating the value of the consideration received, the Company valued the returned common shares using the closing price of the Company’s shares on the day immediately prior to the date of the Settlement Agreement.

Share capital, warrants and common share purchase options and redeemable common shares	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Shareholders' Equity and Share-based Payments [Text Block]
7.	Share capital, warrants and common share purchase options and redeemable common shares:

There are an unlimited number of authorized common shares with no par value.

The following details the changes in issued and outstanding common shares and warrants:

	Compensation warrants (1)		Common shares
	Number	Amount	Number	Amount
Balance December 31, 2010	280,000	$21,242	42,285,171	$85,583,198
Professional services (a)	–	18,076	–	–
Board compensation (b)	–	–	374,176	134,663
Employee bonus (c)	–	–	50,000	23,000
Shares issued (d)	–	–	300,000	108,000
Balance December 31, 2011	280,000	$39,318	43,009,347	$85,848,861
Board compensation (b)	–	–	412,500	43,687
Shares issued (d)	–	–	75,000	15,000
Warrants expired	(70,000)	(12,945)	–	–
Balance December 31, 2012	210,000	$26,373	43,496,847	$85,907,548

(1) These compensation warrants exclude the options issued under our share option plan (note 12).

Shares issued for other than cash consideration are valued at their market price at the date of agreement for issuance.

(a)	Professional services:

On September 15, 2009 the Company entered into an agreement for public relation services. In consideration for the services to be rendered in accordance with the agreement, warrants to purchase up to 70,000 common shares at $1.00 were issued with equal vesting quarterly for one year. These warrants expired on March 14, 2012. Furthermore, warrants to purchase up to 100,000 common shares at $1.00 were issued with vesting dependent upon achieving certain performance criteria. On October 15, 2010 the Company renewed the agreement, issuing additional warrants to purchase up to 50,000 common shares at $0.75 and up to 60,000 common shares at $1.00 with quarterly vesting over one year. The performance warrants are fair valued each reporting period until performance is complete. The fair value of all other equity-based warrants are measured and recorded on the date that the performance required to earn the awards is complete which in the case of these awards coincides with the contractual vesting dates of the awards.

(b)	Each quarter the Company issues common shares to each non-management board member in lieu of cash compensation. The share compensation recorded is based on the Company’s common share price on the grant date which is on or about the last day of the quarter.
(c)	During 2011 common shares were issued to an employee in lieu of cash bonuses. The share compensation is based on the Company’s common share price on or about the last day prior to the date of grant.
(d)	On April 2, 2008, the Company entered into a three year employment agreement with the Company’s former Chief Executive Officer, which was renewed for a further one year period in April 2011. Compensation expenses associated with this agreement were settled through the issuance of up to 300,000 common shares annually. Share compensation during the 2010 and 2011 was $136,500 and $108,000, respectively, representing the issuance of 300,000 common shares. Share compensation during the 2012 was $15,000 representing the issuance of 75,000 common shares. The share compensation is based on the Company’s common share price on the date the common shares are granted.

The following table summarizes information about warrants outstanding at December 31, 2012:

Range of exercise price	Warrants outstanding	Number exercisable	Weighted average remaining contractual life – years
$0.75 - $1.00	210,000	110,000	0.28
	210,000	110,000	0.28

Basic and diluted earnings (loss) per share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
8.	Basic and diluted earnings (loss) per share:

Basic earnings per share have been calculated by dividing net income for the period by the weighted average number of shares outstanding during each period. Diluted earnings (loss) per share has been calculated by dividing net income (loss) for the period by the weighted average number of shares and potentially dilutive shares outstanding during the period. In computing diluted earnings (loss) per share, the treasury stock method is used to determine the number of shares assumed to be purchased from the conversion of share equivalents or the proceeds of option exercises. For periods with a net loss, common shares issuable upon the exercise of options and warrants that could dilute basic loss per share in the future were not included in the computation of diluted loss per share because to do so would have been anti-dilutive.

The following table sets forth the computation of basic and diluted net income (loss) per share:

	2012	2011	2010
Numerator:
Net income (loss) available to common shareholders	$(4,367,955)	$(5,536,595)	$1,867,274

Denominator:
Weighted average shares: basic	43,221,898	42,587,632	45,029,121
Effect of outstanding stock options and warrants	–	–	–
Weighted average shares: fully diluted	43,221.898	42,587,632	45,029,121

Net income (loss) per share: basic and fully diluted	(0.10)	(0.13)	0.04

For the years ended December 31, 2012 and 2011, the weighted average shares used to calculate basic and dilutive earnings per share were the same as the warrants and options outstanding were anti-dilutive.

Income taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
9.	Income taxes:

Total income tax expense varies from the amounts that would be computed by applying the statutory rate to income (loss) before taxes for the following reasons:

	2012	2011	2010
Statutory income tax rate	26.50%	28.25%	31%
Income tax expense (recovery) on income (loss) before income taxes	$(1,157,509)	$(1,564,088)	$578,855
Increase (decrease) in income taxes resulting from:
Change in tax rate	(796,415)	155,286	(167,190)
Permanent differences	79,327	226,807	191,541
Provision to return true-ups	25,786	-	(355,640)
	(1,848,811)	(1,181,995)	247,566
Change in valuation allowance	1,848,811	1,181,995	(247,566)
	$–	$–	$–

The tax effects of significant temporary differences representing future tax assets are as follows:

Deferred tax assets:	2012	2011	2010
Operating loss carryforwards	$5,915,633	$4,962,192	$4,099,392
Capital loss carryforwards	242,555	230,443	230,443
Share issue costs	-	1,722	1,722
Research and development costs	4,670,407	4,139,600	3,867,819
Property and equipment, accounting basis less than tax basis	5,836,513	5,482,340	5,434,926
	$16,665,108	$14,816,297	$13,634,302
Valuation allowance	(16,665,108)	(14,816,297)	(13,634,302)
Net deferred tax assets	$–	$–	$–

The increase in valuation allowance of $1,848,811 relates to non-recognition of the benefit of the current year loss and of an increase in the value of tax attributes due to a change in tax rates. The 2011 year’s increase in valuation allowance of $1,181,995 comprises an increase of $1,181,995 related primarily to non-recognition of the benefits associated with the 2011 losses offset by charges in tax rates and the 2010 year’s reduction in valuation allowance of $247,566 comprises an increase of $355,640 relating to provision to tax return true-up items offset by the application of non-capital loss carryforwards, the benefit of which had not been previously recognized in the amount of $696,625.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers projected future taxable income, uncertainties related to the industry in which the Company operates and tax planning strategies in making this assessment.

At December 31, 2012, the Company has non-capital losses available for carryforward for Canadian income tax purposes amounting to $16,508,049 These losses expire in the following fiscal years:

2014	2,805,442
2015	4,080,632
2026	2,033,600
2027	1,293,038
2031	3,450,387
2032	2,844,950
$ 16,508,049

The Company also has non-capital losses available for carryforward for United States income tax purposes amounting to $3,891,000 expiring between 2018 and 2031.

Segmented information	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
10.	Segmented information:

The Company operates in a single reportable operating segment. This segment derives its revenue from the sale of secured wireless and identity management solutions and related products and services. As at December 31, 2012, 98% (2011 - 98%, 2010 - 100%) of the property and equipment were located in Canada.

A summary of sales to major customers that exceeded 10% of total sales and the approximate amount due from these customers during each of the years in the three-year period ended December 31, 2012 are as follows:

	Sales			Accounts Receivable
	2012	2011	2010	2012	2011
Customer 1	48%	39%	–	–	–
Customer 2	15%	12%	–	85,650	15,884
Customer 3	15%	–	–	–	–
Customer 4	–	31%	–	30,000	254,125
Customer 5	–	–	76%	–	–
Customer 6	–	–	21%	–	–

Revenues attributable to geographic location based on the location of the customer during each of the years in the three-year period ended December 31, 2012 are as follows:

Sales:	2012	2011	2010
United States	$683,316	$685,351	$4,826,334
Canada	732,125	504,831	1,000
Asia	99,198	101,532	104,000
Other	–	–	500
	$1,514,639	$1,291,714	$4,931,834

During each of the years in the three-year period ended December 31, 2012 revenue is attributable as follows:

Sales:	2012	2011	2010
Consulting services	$706,784	$437,904	$170,850
Licensing	807,855	853,810	4,760,984
	$1,514,639	$1,291,714	$4,931,834

Commitments and contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
11.	Commitments and contingencies:

Lease commitments:

Total future minimum lease payments including operating costs are as follows:

2013	290,259
2014	336,446
2015	303,646
2016	304,730
2017	89,490
$1,324,571

Rental expense was $334,798 for the year ended December 31, 2012 (2011 - $288,740, 2010 - $231,044).

Share option plan	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
12.	Share option plan:

The Company grants options to certain employees, officers, directors and consultants under a share option plan (“Plan”), enabling them to purchase common shares of the Company. The exercise price of an option under the Plan may not be less than the current market price of common shares on the day immediately proceeding the day the share option was granted. The Plan provides that the number of common shares reserved for issuance under the Plan shall not exceed 8,984,363 common shares (being 10,958,476 options reserved for issuance less 1,974,113 exercised to date). As at December 31, 2012, the number of common shares available for future grants of stock options amounts to 2,000,501.

Assumptions used when valuing the options and warrants at their date of grant using the Black-Scholes option pricing model include: risk-free interest rate of 1.63% (2011 – 1.85%, 2010 – 2.27%), weighted average expected life of five years, expected dividend yield of 0% and average volatility of 131% (2011 – 114%, 2010 – 154%).

The following table summarizes information about stock options outstanding at December 31, 2012:

Options outstanding				Options vested
Range of exercise price	Number outstanding	Weighted average remaining contractual life – years	Weighted average exercise price	Number exercisable	Weighted average exercise price
$0.09 – $0.18	2,118,562	4.46	$0.11	722,475	$0.13
$0.22 – $0.49	2,659,675	3.26	0.38	1,088,275	0.46
$0.50 – $0.71	2,205,625	0.32	0.57	2,205,625	0.57
	6,983,862	2.70	$0.36	4,016,375	$0.46

Changes for the stock option plan during the years ended December 31 are as follows:

	Year ended 2012		Year ended 2011
	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price
Options outstanding, beginning of year	5,952,701	$0.55	5,184,813	$0.58
Options granted	3,673,762	0.17	1,660,757	0.42
Options exercised	–	–	–	–
Options forfeited and expired	(2,642,601)	0.52	(892,869)	0.32
Options outstanding, end of year	6,983,862	0.36	5,952,701	0.55
Options exercisable, end of year	4,016,375	0.46	3,822,758	0.59
Weighted average fair value of options granted during the year		$0.08		$0.32

During the year ended December 31, 2012, the Company recorded stock-based compensation expense of $291,893 (2011 - $669,952; 2010 - $658,991) related to stock options and common shares granted to employees, officers, directors and consultants.

The Company’s unvested share based payment awards consist of stock options granted under the stock options plan. The value of each unvested award is calculated using the fair value of the stock options on the grant date. The following table summarizes information about unvested stock options outstanding at December 31, 2012:

	Number of shares	Weighted average exercise price
Unvested options outstanding beginning of year	2,129,943	$0.47
Options granted	3,673,762	0.17
Options vested	(1,885,366)	0.35
Options forfeited	(950,852)	0.30
Unvested options outstanding end of year	2,967,487	$0.21
Weighted average grant date fair value of unvested options, end of year		$0.08

The weighted average fair value of options granted during 2012 was $0.08 (2011 - $0.32). As of December 31, 2012, there was $278,000 of unrecognized compensation cost related to Company’s stock options that is expected to be recognized over a period of 2.4 years.

Related party transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
13.	Related party transactions:

In April 2011, Mr. Wahbe entered into a one year employment agreement to continue to serve as Chief Executive Officer. Mr. Wahbe’s compensation consisted of salary of up to Cdn$450,000 and was payable through the issuance of up to 300,000 Diversinet common shares annually and bonus of up to Cdn$300,000 and was payable through the issuance of up to 200,000 Diversinet common shares annually as determined by our Board of Directors. Mr. Wahbe was also entitled to reimbursement of up to Cdn$6,000 per month in expenses. In 2012 Mr. Wahbe received 75,000 common shares and Cdn$18,000 in compensation as CEO. In 2011 Mr. Wahbe received 300,000 common shares and Cdn$72,000 in compensation as CEO. In December 2011, Mr. Wahbe entered into a termination agreement whereby we paid his salary and expenses until March 2012. Furthermore in April 2008, Mr. Wahbe received options to purchase up to an aggregate of 1,500,000 common shares at $0.55 per share, which options vest annually in arrears over a four year period ending in 2012. As of December 31, 2012, Albert Wahbe owns 9,187,500 common shares and 1,500,000 options, representing approximately 23.8% of the issued and outstanding common shares of the Company, assuming the exercise of such options.

In May 2011, the Company appointed Mr. Alan Portela, CEO of Airstrip Operations, LLC. (“Airstrip”), to the Company’s board of directors. The consulting firm founded by Mr. Portela, Hybrid Clinical Transformation LLC (“Hybrid”), had been retained by Diversinet to provide sales and business development services until April 2012. During 2012 and 2011, the Company paid Hybrid $40,000 and $70,000, respectively. The Company has transacted these services at the exchange amount. In November 2012, the Company entered into a licensing arrangement with Airstrip licensed our MobiSecure mobile security SDK product. The terms of the arrangement are similar to those entered into with arm’s length parties. The Company is recognizing the revenue associated with this arrangement on a cash basis. As at and for the year ended December 31, 2012 the Company recorded deferred revenue of $45,000 and revenue of $30,000 with Airstrip.

In December 2011, we appointed Dr. Hon Pak, as interim Chief Executive Officer. The consulting firm founded by Dr. Pak, HSP Consulting (“HSP”) was retained by Diversinet to provide Dr. Pak’s services until February 10, 2012 when he became CEO. In 2011, options to purchase 300,000 common shares at $0.18 per share, vesting equally in December 2011, June 2012 and December 2012 were granted to Dr. Pak upon his appointment to the position of interim CEO. In September 2011, options to purchase 50,000 common shares at $0.41 per share, vesting in accordance with the Plan were granted to Dr. Pak upon his appointment to the Advisory Board. Having transitioned from a consultant to an employee, the Company has adjusted the option accounting accordingly. Dr. Pak, as part of his employment agreement in February 2012, received an additional 1,400,000 options under the share option plan which was approved by shareholders in June 2012. During 2012 and 2011, the Company paid HSP $42000 and $39,000, respectively. The Company has transacted these services at the exchange amount.

In July 2012, we appointed Bret Jorgensen to the Company’s board of directors and chairman. The consulting firm founded by Mr. Jorgensen, Jorgensen Advisory Services (“JAS”), has been retained by Diversinet to provide certain business advisory services. Under the agreement options were granted to purchase 863,562 common shares at $0.09 per share, vesting 25% on the date of grant and the remaining 75% quarterly in arrears over two years in accordance with the share option plan. During the 2012 and 2011, the Company paid JAS $90,000 and $0, respectively. The Company has transacted these services at the exchange amount.

Capital risk management	12 Months Ended
Dec. 31, 2012
Risks and Uncertainties [Abstract]
Capital Risk Management [Text Block]
14.	Capital risk management:

The Company manages its capital to maintain its ability to continue as a going concern. The capital structure of the Company consists of cash and cash equivalents and equity comprised of issued capital, additional paid-in capital, share purchase warrants and deficit. The Company manages its capital structure and makes adjustments to it in light of economic conditions. The Company’s primary objective with respect to its capital management is to ensure it has sufficient cash resources to pursue its commercialization efforts and maintain its ongoing operations. The Company, upon approval from its Board of Directors, will balance its overall capital structure through new share issues, or by undertaking other activities as deemed appropriate under the specific circumstances. The Company is not subject to externally imposed capital requirements and the Company’s overall strategy with respect to capital risk management remains unchanged for the year ended December 31, 2012.

Financial risk management	12 Months Ended
Dec. 31, 2012
Risks and Uncertainties [Abstract]
Financial Risk Management [Text Block]
15.	Financial risk management:

a) Overview: The Company’s Board of Directors has overall responsibility for the establishment and oversight of the Company’s risk management framework. The Audit Committee reviews the Company’s risk management policies on an annual basis. The finance department identifies and evaluates financial risks and is charged with the responsibility of establishing controls and procedures to ensure that financial risks are mitigated in accordance with the approved policies.

b) Credit risk: Credit risk is the risk of financial loss to the Company if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and arises from the Company’s accounts receivables and cash and cash equivalents. The carrying amount of financial assets represents the maximum credit exposure. Our customer base is limited to a few large health service enterprises, financial services and security providers. As a result, we often maintain individually significant receivable balances due from them. The majority of the Company’s customers are located in the U.S. and Canada with the remaining located in Asia. At December 31, 2012 the accounts receivable balance was $135,497 (2011 - $287,155).

The Company invests its excess cash with the objective of maintaining safety of principal and providing adequate liquidity to meet all current payment obligations and future planned capital expenditures and with the secondary objective of maximizing the overall yield of the portfolio. The Company’s cash is not subject to any external restrictions. Investments must be rated at least investment grade by recognized rating agencies. Given these high credit ratings, the Company does not expect any counterparties to these investments to fail to meet their obligations.

c) Liquidity risk: Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Company’s reputation. The Company manages its liquidity risk by continuously monitoring forecast and actual revenues and expenditures and cash flows from operations. Senior management is also actively involved in the review and approval of planned expenditures. All of the Company’s financial liabilities have contracted maturities of less than one year.

d) Market risk: Market risk is the risk that changes in market prices, such as foreign exchange rates, interest rates and equity prices will affect the Company’s income or the value of its financial instruments.

(i) Interest rate risk: Based on management’s knowledge and experience of the financial markets, management does not believe that the Company’s current financial instruments will be affected by interest rate risk. Interest rate risk is remote as interest rates on the Company’s cash equivalents are fixed with and the maturity dates of these instruments are less than 90 days. A change of 1% in interest rates at December 31, 2012 would not have a significant impact on the Company’s results of operations due to the short term to maturity of the investments held.

(ii) Currency risk: The Company operates internationally with the U.S. dollar as its functional currency and therefore is exposed to foreign exchange risk from various currencies, primarily Canadian dollars. Foreign exchange risk arises from purchase transactions as well as recognized financial assets and liabilities denominated in foreign currencies. The Company's main objective in managing its foreign exchange risk is to maintain Canadian cash on hand to support Canadian forecasted obligations and cash flows. To achieve this objective the Company monitors forecasted cash flows in foreign currencies and attempts to mitigate the risk by modifying the nature of cash and cash equivalents held. During fiscal 2012 and 2011 the Company maintained a portion of its cash resources in both U.S. and Canadian dollar cash and cash equivalents. The Company does not have any foreign currency derivative instruments outstanding at December 31, 2012.

Balances in foreign currencies at December 31, 2012 are as follows:	Canadian Dollars
Cash and cash equivalents	$187,615
Accounts payable and accrued liabilities	$338,537

Fluctuations in the Canadian dollar exchange rate could have a potentially significant impact on the Company's results from operations. However, they would not impair or enhance the ability of the Company to pay its foreign currency-denominated expenses as such items would be similarly affected.

e) Fair value of financial instruments: The fair values of accounts receivable,, accounts payable and accrued liabilities approximate their carry amounts due to the relatively short periods to maturity of these financial instruments. Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instruments. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates. The Company’s fair values of financial instruments that are carried at fair value on the consolidated balance sheets are at the quoted market price which is measured at fair value using Level 1 in the fair value hierarchy. There were no financial instruments categorized in Level 2 or 3 measurements (valuation technique using observable market inputs or valuation technique using non-observable market inputs) as at December 31, 2012 and 2011.

Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
(a)	Consolidation:
The consolidated financial statements include the accounts of the Company and its subsidiaries. All significant intercompany transactions and balances have been eliminated.
New Accounting Pronouncements, Policy [Policy Text Block]
(b)	Adoption of new accounting standards:

Effective January 1, 2012 and applied retrospectively, the Company adopted issued Accounting Standards Update No. 2011-05, “Comprehensive Income” (ASC Topic 220) - Presentation of Comprehensive Income (ASU 2011-05). ASU 2011-05, requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of equity. The application of this standard did not have an impact to the Company’s financial statements.

Effective January 1, 2012 and applied prospectively, the Company adopted, Accounting Standards Update No. 2011-04, “Fair Value Measurement (ASC Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards” (ASU 2011-04). ASU 2011-04 provides a consistent definition of fair value and ensures that the fair value measurement and disclosure requirements are similar between U.S. GAAP and International Financial Reporting Standards. ASU 2011-04 changes certain fair value measurement principles and enhances the disclosure requirements particularly for level 3 fair value measurements. The application of this standard did not have an impact on the Company’s financial statements.

New Accounting Pronouncements Not Yet Adopted [Policy Text Block]
(c)	Changes in accounting policies not yet adopted:

In February 2013, the FASB issued Accounting Standards Update (“ASU”) No. 2012-13, "Other Comprehensive Income (Topic 220) (“ASU 2012-13”), which superseded and replaced the presentation requirements for reclassifications out of accumulated other comprehensive income in ASU 2011-05 and 2011-12 for all public and private organizations. The amendments of ASU 2012-13 require an entity to provide additional information about reclassifications out of accumulated other comprehensives income by component. ASU 2013-12 is effective for the Company in our first quarter of Fiscal 2013 and will be applied retrospectively for comparative periods presented. We do not expect the adoption of ASU 2012-13 to have a significant impact on our consolidated financial statements.

In December 2011, the FASB issued Accounting Standards Update No. 2011-11, "Disclosures About Offsetting Assets and Liabilities" (ASU 2011-11), which creates new disclosure requirements about the nature of an entity’s rights of setoff and related arrangements associated with its financial instruments and derivative instruments. The purpose of ASU 2011-11 is to create a converged offsetting model that would eliminate a significant quantitative difference between balance sheets prepared under U.S. GAAP and IFRS. ASU 2011-11 is effective for us in our first quarter of Fiscal 2014 and will be applied retrospectively for comparative periods presented. We are currently evaluating the impact of our pending adoption of ASU 2011-11 on our consolidated financial statements.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
(d)	Impairment or disposal of long-lived assets:

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized when the carrying amount of an asset or asset group that is held and used exceeds the projected undiscounted future cash flows expected from its use and disposal, and is measured as the amount by which the carrying amount of the asset or asset group exceeds its fair value which is measured by discounted cash flows when quoted market prices are not available.

Revenue Recognition, Policy [Policy Text Block]
(e)	Revenue recognition:

The Company derives revenue from licensing its products and providing related services, including installation, integration, maintenance and out-of-pocket expenses.

(i) License revenue:

We recognize revenues in accordance with ASC Topic 985-605, “Software Revenue Recognition”. We record product revenues from software licenses and products when persuasive evidence of an arrangement exists, the software product has been shipped, there are no significant uncertainties surrounding product acceptance by the customer, the fees are fixed and determinable, and collection is considered probable. We use the residual method to recognize revenues on delivered elements when a license agreement includes one or more elements to be delivered at a future date if evidence of the fair value of all undelivered elements exists. If an undelivered element for the arrangement exists under the license arrangement, revenues related to the undelivered element is deferred based on vendor specific objective evidence (“VSOE”) of the fair value of the undelivered element. Our multiple-element sales arrangements include arrangements where software licenses and the associated post contract customer support (PCS) are sold together. We have established VSOE of the fair value of the undelivered PCS element based on the contracted price for renewal PCS included in the original multiple element sales arrangement, as substantiated by contractual terms and our significant PCS renewal experience. Our multiple element sales arrangements generally include irrevocable rights for the customer to renew PCS after the bundled term ends. The customer is not subject to any economic or other penalty for failure to renew. Further, the renewal PCS options are for services comparable to the bundled PCS and cover similar terms. It is our experience that customers generally exercise their renewal PCS option. In the renewal transaction, PCS is sold on a stand-alone basis to the licensees one year or more after the original multiple element sales arrangement. The exercised renewal PCS price is consistent with the renewal price in the original multiple element sales arrangement. If VSOE of fair value does not exist for all undelivered elements, all revenues are deferred until sufficient evidence exists or all elements have been delivered. Our sales arrangements generally include standard payment terms. These terms effectively relate to all customers, products, and arrangements regardless of customer type, product mix or arrangement size.

The Company enters into software license agreements that provide for future license payments to be made based on the number of users. Customers who exceed their licensed fixed level of users are required to pay additional license fees. Revenue associated with additional users is recognized when the amount becomes determinable, and when the requirements of revenue recognition as set out above have been met. Fees related to contracts that require the Company to deliver unspecified additional products are deferred and recognized ratably over the contract term.

In instances when licenses are granted and the Company commits to deliver major product upgrades that meet the definition of an unspecified additional software product, the entire arrangement fee is accounted for as a subscription. Under subscription accounting, the fee is recognized ratably over the non-cancellable term of the arrangement beginning with the delivery of the first product.

(ii) Service revenue:

Typically, software license agreements are multiple element arrangements as they also include consulting, related maintenance and/or implementation services fees. Arrangements that include consulting services are evaluated to determine whether those services are essential to the functionality of other elements of the arrangements. The Company’s software products are generally fully functional upon delivery and implementation and do not require any significant modification or alteration for customer use. Customers generally purchase consulting services to facilitate the adoption of the Company’s technology and may contract with the Company to have dedicated personnel to participate in the services being performed, but the customer may also decide to use their own resources or appoint other professional service organizations to provide these services.

Typically the entire arrangement fee is allocated to each element in the arrangement based on the respective VSOE of the fair value of each element. VSOE used in determining the fair value of license revenue is based on the price charged by the Company when the same element is sold in similar quantities to a customer of similar size and nature. VSOE used in determining fair value for installation, integration and training is based on the standard daily rates for the type of service being provided multiplied by the estimated time to complete the task. VSOE used in determining the fair value of maintenance and technical support is based on annual renewal rates. The revenue allocable to the software license is recognized when the product revenue criteria are met. The revenue allocable to the consulting services is recognized as the services are performed. In instances where VSOE exists for undelivered elements but does not exist for delivered elements of a software arrangement, the Company uses the residual method of allocation of the arrangement fees for revenue recognition purposes. For arrangements containing multiple elements wherein VSOE of fair value does not exist for all undelivered elements, revenue for the delivered and undelivered elements is deferred until VSOE of fair value exists or all elements have been delivered.

Consulting, implementation and training revenues are recognized as the services are performed, generally on a time and materials basis. Consulting revenues attributed to fixed price arrangements are recognized using the proportional performance method based on direct labour costs incurred to date as a percentage of total estimated direct labour costs to complete the project as this better reflects the pattern in which the Company’s obligations to its customers are fulfilled and revenue is earned.

(iii) Maintenance revenue:

Maintenance and support revenues paid in advance are non-refundable and are recognized ratably over the term of the agreement, which typically is twelve months. Maintenance generally includes the right to receive unspecified updates and upgrades, determined solely by the Company, after the software license period begins. These unspecified update and upgrade rights generally provide for the customer to receive bug fixes and future enhancements, respectively, to the existing software. Maintenance revenue is recognized ratably over the term of the maintenance contract.

(iv) Deferred revenue:

Product and services revenues that have been prepaid but do not yet qualify for recognition as revenue under the Company’s revenue recognition policy are reflected as deferred revenue on the consolidated balance sheets.

Cash and Cash Equivalents, Policy [Policy Text Block]
(f)	Cash and cash equivalents:
Cash and cash equivalents include cash on account and short-term investments in money market instruments with original maturities of 90 days or less when acquired.
Tax Credits Investment [Policy Text Block]
(g)	Investment tax credits:

The Company is eligible for non-refundable tax credits under the Scientific Research and Experimental Development (“SRED”) program in Canada. Under this federal program, the Company is only eligible to claim a non-refundable investment tax credit (“ITC”), which can be offset against taxes payable at such time that the Company has an income tax liability. The Company is also eligible for refundable tax credits under the Ontario Innovation Tax Credit (“OITC”) program. Based on historical evidence of collection of amounts claimed as filed, Management has determined that there is reasonable assurance in this period and going forward that these OITC’s will be recoverable as filed, and accordingly, the Company has recorded a tax credit recoverable for 2012 of $201,020 (2011 - $nil) related to expenditures incurred in this fiscal year, with a corresponding reduction to the related research and development expenses that were incurred to earn the tax credit. Furthermore, in 2012, the Company reduced research and development expenses by $207,000 (2011 - $205,000, 2010 - $208,000) for refunds received during the year in relation to the prior year’s scientific research and development claims.

Research and Development Expense, Policy [Policy Text Block]
(h)	Research and development costs:

Research and development costs internally incurred in creating computer software to be sold, licensed or otherwise marketed are expensed as incurred unless they meet certain criteria for deferral and amortization. Costs related to research, design and development of products are charged to expenses as incurred and capitalized between the dates that the product is considered to be technologically feasible and is considered to be ready for general release to customers. In our historical experience, the dates relating to the achievement of technological feasibility and general release of the product have substantially coincided. In addition, no significant costs are incurred subsequent to the establishment of technological feasibility. As a result, we do not capitalize any research and development costs relating to internally developed software to be sold, licensed or otherwise marketed.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
(i)	Foreign currency translation:

The Company uses the U.S. dollar as its measurement and reporting currency in the preparation of its consolidated financial statements.

Monetary assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the consolidated balance sheet dates. Non-monetary assets and liabilities are translated at historical rates. Transactions in foreign currencies are translated into United States dollars at the approximate rates prevailing at the dates of the transactions. Foreign exchange gains and losses are included in the net income (loss) for the period.

Property, Plant and Equipment, Policy [Policy Text Block]
(j)	Property and equipment:

Property and equipment are stated at cost less accumulated depreciation. Depreciation is provided over the estimated useful lives of the assets as follows:

Asset	Basis	Rate
Computer hardware	Declining balance	30%
Computer software	Declining balance	30%
Furniture and fixtures	Declining balance	20%
Leasehold improvements	Straight-line	Over term of lease

Income Tax, Policy [Policy Text Block]
(k)	Income taxes:

Deferred tax assets and liabilities arise from temporary differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements that will result in taxable or deductible amounts in future years. These temporary differences are measured using enacted tax rates. A valuation allowance is recorded to reduce deferred tax assets to the extent that we consider it is more likely than not that a deferred tax asset will not be realized. In determining the valuation allowance, we consider factors such as the reversal of deferred income tax liabilities, projected taxable income, and the character of income tax assets and tax planning strategies. A change to these factors could impact the estimated valuation allowance and income tax expense.

We account for our uncertain tax positions by using a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not, based solely on the technical merits, that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the appropriate amount of the benefit to recognize. The amount of benefit to recognize is measured as the maximum amount which is more likely than not to be realized. The tax position is derecognized when it is no longer more likely than not capable of being sustained. On subsequent recognition and measurement the maximum amount which is more likely than not to be recognized at each reporting date will represent the Company’s best estimate, given the information available at the reporting date, although the outcome of the tax position is not absolute or final.

Earnings Per Share, Policy [Policy Text Block]
(l)	Earnings per share:

Basic earnings per share is computed using the weighted average number of common shares that are outstanding during the year. Diluted earnings per share is computed using the weighted average number of common and potential common shares outstanding during the year. Potential common shares consist of the incremental number of common shares issuable upon the exercise of stock options and warrants and are calculated using the treasury stock method.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
(m)	Share-based compensation:

Share-based compensation cost is measured on the grant date, based on the fair value of the award. Share-based payment awards with graded vesting are treated as a single award when estimating fair value. Compensation cost is recognized on a straight-line basis over the employee requisite service period, which is the stated vesting period of the award, provided that total compensation cost recognized at least equals the pro rata value of the award that has vested. Compensation cost is initially based on the estimated number of options for which the requisite service is expected to be rendered and is subsequently adjusted to the actual amounts incurred.

Measurement Uncertainty [Policy Text Block]
(n)	Measurement uncertainty:

The preparation of these consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of these consolidated financial statements and the reported amounts of revenue and expenses during the period. The Company bases estimates on historical experience and on various other assumptions that are considered reasonable at that time, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Significant estimates are used in determining, but not limited to, the allowance for doubtful accounts, income tax credits, income tax valuation allowance, share-based compensation, the useful lives of depreciable assets, and the recoverability of property and equipment. Actual results could differ from those estimates.

Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Property, Plant and Equipment Of Estimated Useful Lives [Table Text Block]

Property and equipment are stated at cost less accumulated depreciation. Depreciation is provided over the estimated useful lives of the assets as follows:

Asset	Basis	Rate
Computer hardware	Declining balance	30%
Computer software	Declining balance	30%
Furniture and fixtures	Declining balance	20%
Leasehold improvements	Straight-line	Over term of lease

Financial instruments (Tables)	12 Months Ended
Dec. 31, 2012
Investments, All Other Investments [Abstract]
Fair Value, by Balance Sheet Grouping [Table Text Block]
Classification of the Company’s financial instruments are as follows:

	2012	2011
Financial assets:
Held for trading, measured at fair value:
Cash and cash equivalents	$3,162,316	$7,397,025

Loans and receivables measured at amortized cost:
Accounts receivable	$135,497	$287,155

Financial liabilities, measured at amortized cost:
Accounts payable	165,587	217,539
Accrued liabilities	331,164	281,011
	$496,751	$498,550

Investment Income [Table Text Block]
The Company has recorded investment income in relation to the following financial instruments:

	2012	2011	2010
Financial assets held for trading:
Interest income earned on cash and cash equivalents	$19,568	$22,169	$57,277
	$19,568	$22,169	$57,277

Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]	The Company’s accounts receivable is comprised of the following:
	2012	2011
Trade receivables	$135,497	$287,155
Allowance for doubtful accounts	–	–
	$135,497	$287,155

Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
December 31, 2012	Cost	Accumulated depreciation	Net book value
Computer hardware	1,193,605	1,132,519	61,086
Computer software	525,623	510,626	14,997
Furniture and fixtures	316,870	231,880	84,990
Leasehold improvements	38,374	37,013	1,361
	$2,074,472	$1,912,038	$162,434

December 31, 2011	Cost	Accumulated depreciation	Net book value
Computer hardware	$1,183,836	$1,108,432	$75,404
Computer software	525,623	504,198	21,425
Furniture and fixtures	316,870	210,633	106,237
Leasehold improvements	38,374	34,139	4,235
	$2,064,703	$1,857,402	$207,301

Accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities [Table Text Block]
	2012	2011
Compensation	$157,909	$144,574
Professional fees	92,077	76,727
Miscellaneous	81,178	59,710
	$331,164	$281,011

Share capital, warrants and common share purchase options and redeemable common shares (Tables)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Schedule Of Common Shares and Warrants Issued and Outstanding [Table Text Block]

The following details the changes in issued and outstanding common shares and warrants:

	Compensation warrants (1)		Common shares
	Number	Amount	Number	Amount
Balance December 31, 2010	280,000	$21,242	42,285,171	$85,583,198
Professional services (a)	–	18,076	–	–
Board compensation (b)	–	–	374,176	134,663
Employee bonus (c)	–	–	50,000	23,000
Shares issued (d)	–	–	300,000	108,000
Balance December 31, 2011	280,000	$39,318	43,009,347	$85,848,861
Board compensation (b)	–	–	412,500	43,687
Shares issued (d)	–	–	75,000	15,000
Warrants expired	(70,000)	(12,945)	–	–
Balance December 31, 2012	210,000	$26,373	43,496,847	$85,907,548

(1) These compensation warrants exclude the options issued under our share option plan (note 12).

Shares issued for other than cash consideration are valued at their market price at the date of agreement for issuance.

(a)	Professional services:

On September 15, 2009 the Company entered into an agreement for public relation services. In consideration for the services to be rendered in accordance with the agreement, warrants to purchase up to 70,000 common shares at $1.00 were issued with equal vesting quarterly for one year. These warrants expired on March 14, 2012. Furthermore, warrants to purchase up to 100,000 common shares at $1.00 were issued with vesting dependent upon achieving certain performance criteria. On October 15, 2010 the Company renewed the agreement, issuing additional warrants to purchase up to 50,000 common shares at $0.75 and up to 60,000 common shares at $1.00 with quarterly vesting over one year. The performance warrants are fair valued each reporting period until performance is complete. The fair value of all other equity-based warrants are measured and recorded on the date that the performance required to earn the awards is complete which in the case of these awards coincides with the contractual vesting dates of the awards.

(b)	Each quarter the Company issues common shares to each non-management board member in lieu of cash compensation. The share compensation recorded is based on the Company’s common share price on the grant date which is on or about the last day of the quarter.
(c)	During 2011 common shares were issued to an employee in lieu of cash bonuses. The share compensation is based on the Company’s common share price on or about the last day prior to the date of grant.
(d)	On April 2, 2008, the Company entered into a three year employment agreement with the Company’s former Chief Executive Officer, which was renewed for a further one year period in April 2011. Compensation expenses associated with this agreement were settled through the issuance of up to 300,000 common shares annually. Share compensation during the 2010 and 2011 was $136,500 and $108,000, respectively, representing the issuance of 300,000 common shares. Share compensation during the 2012 was $15,000 representing the issuance of 75,000 common shares. The share compensation is based on the Company’s common share price on the date the common shares are granted.

Schedule Of Warrants Outstanding [Table Text Block]

The following table summarizes information about warrants outstanding at December 31, 2012:

Range of exercise price	Warrants outstanding	Number exercisable	Weighted average remaining contractual life – years
$0.75 - $1.00	210,000	110,000	0.28
	210,000	110,000	0.28

Basic and diluted earnings (loss) per share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

The following table sets forth the computation of basic and diluted net income (loss) per share:

	2012	2011	2010
Numerator:
Net income (loss) available to common shareholders	$(4,367,955)	$(5,536,595)	$1,867,274

Denominator:
Weighted average shares: basic	43,221,898	42,587,632	45,029,121
Effect of outstanding stock options and warrants	–	–	–
Weighted average shares: fully diluted	43,221.898	42,587,632	45,029,121

Net income (loss) per share: basic and fully diluted	(0.10)	(0.13)	0.04

Income taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule Of Income Tax Reconciliation [Table Text Block]

Total income tax expense varies from the amounts that would be computed by applying the statutory rate to income (loss) before taxes for the following reasons:

	2012	2011	2010
Statutory income tax rate	26.50%	28.25%	31%
Income tax expense (recovery) on income (loss) before income taxes	$(1,157,509)	$(1,564,088)	$578,855
Increase (decrease) in income taxes resulting from:
Change in tax rate	(796,415)	155,286	(167,190)
Permanent differences	79,327	226,807	191,541
Provision to return true-ups	25,786	-	(355,640)
	(1,848,811)	(1,181,995)	247,566
Change in valuation allowance	1,848,811	1,181,995	(247,566)
	$–	$–	$–

Schedule Of Deferred Tax Assets [Table Text Block]

The tax effects of significant temporary differences representing future tax assets are as follows:

Deferred tax assets:	2012	2011	2010
Operating loss carryforwards	$5,915,633	$4,962,192	$4,099,392
Capital loss carryforwards	242,555	230,443	230,443
Share issue costs	-	1,722	1,722
Research and development costs	4,670,407	4,139,600	3,867,819
Property and equipment, accounting basis less than tax basis	5,836,513	5,482,340	5,434,926
	$16,665,108	$14,816,297	$13,634,302
Valuation allowance	(16,665,108)	(14,816,297)	(13,634,302)
Net deferred tax assets	$–	$–	$–

Schedule Of Non Capital Losses Carryforward Expire [Table Text Block]

At December 31, 2012, the Company has non-capital losses available for carryforward for Canadian income tax purposes amounting to $16,508,049 These losses expire in the following fiscal years:

2014	2,805,442
2015	4,080,632
2026	2,033,600
2027	1,293,038
2031	3,450,387
2032	2,844,950
$ 16,508,049

Segmented information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]

A summary of sales to major customers that exceeded 10% of total sales and the approximate amount due from these customers during each of the years in the three-year period ended December 31, 2012 are as follows:

	Sales			Accounts Receivable
	2012	2011	2010	2012	2011
Customer 1	48%	39%	–	–	–
Customer 2	15%	12%	–	85,650	15,884
Customer 3	15%	–	–	–	–
Customer 4	–	31%	–	30,000	254,125
Customer 5	–	–	76%	–	–
Customer 6	–	–	21%	–	–

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]

Revenues attributable to geographic location based on the location of the customer during each of the years in the three-year period ended December 31, 2012 are as follows:

Sales:	2012	2011	2010
United States	$683,316	$685,351	$4,826,334
Canada	732,125	504,831	1,000
Asia	99,198	101,532	104,000
Other	–	–	500
	$1,514,639	$1,291,714	$4,931,834

Revenue from External Customers by Products and Services [Table Text Block]

During each of the years in the three-year period ended December 31, 2012 revenue is attributable as follows:

Sales:	2012	2011	2010
Consulting services	$706,784	$437,904	$170,850
Licensing	807,855	853,810	4,760,984
	$1,514,639	$1,291,714	$4,931,834

Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	Total future minimum lease payments including operating costs are as follows:
2013	290,259
2014	336,446
2015	303,646
2016	304,730
2017	89,490
$1,324,571

Share option plan (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Schedule Of Stock Options Outstanding Information [Table Text Block]

The following table summarizes information about stock options outstanding at December 31, 2012:

Options outstanding				Options vested
Range of exercise price	Number outstanding	Weighted average remaining contractual life – years	Weighted average exercise price	Number exercisable	Weighted average exercise price
$0.09 – $0.18	2,118,562	4.46	$0.11	722,475	$0.13
$0.22 – $0.49	2,659,675	3.26	0.38	1,088,275	0.46
$0.50 – $0.71	2,205,625	0.32	0.57	2,205,625	0.57
	6,983,862	2.70	$0.36	4,016,375	$0.46

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

Changes for the stock option plan during the years ended December 31 are as follows:

	Year ended 2012		Year ended 2011
	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price
Options outstanding, beginning of year	5,952,701	$0.55	5,184,813	$0.58
Options granted	3,673,762	0.17	1,660,757	0.42
Options exercised	–	–	–	–
Options forfeited and expired	(2,642,601)	0.52	(892,869)	0.32
Options outstanding, end of year	6,983,862	0.36	5,952,701	0.55
Options exercisable, end of year	4,016,375	0.46	3,822,758	0.59
Weighted average fair value of options granted during the year		$0.08		$0.32

Schedule Of Nonvested Stock Options Activity [Table Text Block]
The following table summarizes information about unvested stock options outstanding at December 31, 2012:

	Number of shares	Weighted average exercise price
Unvested options outstanding beginning of year	2,129,943	$0.47
Options granted	3,673,762	0.17
Options vested	(1,885,366)	0.35
Options forfeited	(950,852)	0.30
Unvested options outstanding end of year	2,967,487	$0.21
Weighted average grant date fair value of unvested options, end of year		$0.08

Financial risk management (Tables)	12 Months Ended
Dec. 31, 2012
Risks and Uncertainties [Abstract]
Schedule of Intercompany Foreign Currency Balances [Table Text Block]
Balances in foreign currencies at December 31, 2012 are as follows:	Canadian Dollars
Cash and cash equivalents	$187,615
Accounts payable and accrued liabilities	$338,537

Significant accounting policies (Details)	12 Months Ended
Dec. 31, 2012
Computer Hardware [Member]
Property, Plant and Equipment, Depreciation Methods	Declining balance
Property Plant and Equipment Depreciation Rate	30.00%
Software [Member]
Property, Plant and Equipment, Depreciation Methods	Declining balance
Property Plant and Equipment Depreciation Rate	30.00%
Furniture and Fixtures [Member]
Property, Plant and Equipment, Depreciation Methods	Declining balance
Property Plant and Equipment Depreciation Rate	20.00%
Leasehold Improvements [Member]
Property, Plant and Equipment, Depreciation Methods	Straight-line
Property, Plant and Equipment, Estimated Useful Lives	Over term of lease

Significant accounting policies (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes Receivable, Current	$ 201,020	$ 0
Research and Development Expenses, Period Increase Decrease	$ 207,000	$ 205,000	$ 208,000

Financial instruments (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)
Financial assets:
Cash and cash equivalents	$ 3,162,316	187,615	$ 7,397,025	$ 12,458,750	$ 12,667,842
Loans and receivables measured at amortized cost:
Accounts receivable	135,497		287,155
Financial liabilities, measured at amortized cost:
Accounts payable	165,587		217,539
Accrued liabilities	331,164		281,011
Accounts Payable and Accrued Liabilities, Current	$ 496,751		$ 498,550

Financial instruments (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial assets held for trading:
Interest income earned on cash and cash equivalents	$ 19,568	$ 22,169	$ 57,277
Cash and Cash Equivalents [Member]
Financial assets held for trading:
Interest income earned on cash and cash equivalents	$ 19,568	$ 22,169	$ 57,277

Financial instruments (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Trade receivables	$ 135,497	$ 287,155
Allowance for doubtful accounts	0	0
Accounts Receivable, Net, Current	$ 135,497	$ 287,155

Property and equipment, net (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Cost	$ 2,074,472	$ 2,064,703
Accumulated depreciation	1,912,038	1,857,402
Net book value	162,434	207,301
Computer Hardware [Member]
Cost	1,193,605	1,183,836
Accumulated depreciation	1,132,519	1,108,432
Net book value	61,086	75,404
Software [Member]
Cost	525,623	525,623
Accumulated depreciation	510,626	504,198
Net book value	14,997	21,425
Furniture and Fixtures [Member]
Cost	316,870	316,870
Accumulated depreciation	231,880	210,633
Net book value	84,990	106,237
Leasehold Improvements [Member]
Cost	38,374	38,374
Accumulated depreciation	37,013	34,139
Net book value	$ 1,361	$ 4,235

Property and equipment, net (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Depreciation	$ 54,636	$ 62,967	$ 65,788

Accrued liabilities (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Compensation	$ 157,909	$ 144,574
Professional fees	92,077	76,727
Miscellaneous	81,178	59,710
Accrued Liabilities, Current	$ 331,164	$ 281,011

AllOne Mobile Corporation settlement agreement (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008
Minimum Annual Fee In Exchange Of Major Product In First Contract Year					$ 5,500,000
Minimum Annual Fee In Exchange Of Major Product In Years Two and Three					7,000,000
Proceeds from Legal Settlements				3,000,000
Gain (Loss) on Contract Termination				4,000,000
Stock Repurchased During Period, Shares (in shares)				6,956,152
Revenues (note 6)	3,500,000	1,514,639	1,291,714	4,931,834
Fair Value Of Consideration Received Under License and Revenue Share Agreement				7,060,707
Fair Value Of Consideration Received Cash Under License and Revenue Share Agreement				500,000
Stock Repurchased During Period, Value				$ 3,060,707
Hospital Services Association [Member]
Stock Issued During Period, Shares, Issued for Cash (in shares)					6,756,757

Share capital, warrants and common share purchase options and redeemable common shares (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Compensation warrants, Balance (in shares)	280,000	[1]	280,000	[1]
Compensation warrants, Professional services (in shares)			0	[1],[2]
Compensation warrants, Board compensation (in shares)	0	[1],[3]	0	[1],[3]
Compensation warrants, Employee bonus (in shares)			0	[1],[4]
Compensation warrants, Warrants expired (in shares)	(70,000)	[1]
Compensation warrants, Balance (in shares)	210,000	[1]	280,000	[1]	280,000	[1]
Compensation warrants, Balance Amount	$ 39,318	[1]	$ 21,242	[1]
Compensation warrants, Professional services Amount			18,076	[1],[2]
Compensation warrants, Board compensation Amount	0		0	[1],[3]
Compensation warrants, Employee bonus Amount			0	[1],[4]
Compensation warrants, Warrants expired Amount	(12,945)	[1]
Compensation warrants, Balance Amount	26,373	[1]	39,318	[1]	21,242	[1]
Common shares, Balance (in shares)	43,009,347		42,285,171
Common shares, Professional services (in shares)			0	[2]
Common shares, Board compensation (in shares)	412,500	[3]	374,176	[3]
Common shares, Employee bonus (in shares)			50,000	[4]
Common shares, Shares issued (in shares)	75,000	[5]	300,000	[5]
Common shares, Balance (in shares)	43,496,847		43,009,347		42,285,171
Common shares, Balance Amount	85,848,861		85,583,198
Common shares, Professional services Amount			0	[2]
Common shares, Board compensation Amount	43,687	[3]	134,663	[3]
Common shares, Employee bonus Amount			23,000	[4]
Common shares, Shares issued Amount	15,000	[5]	108,000	[5]	136,500
Common shares, Balance Amount	$ 85,907,548		$ 85,848,861		$ 85,583,198

[1]	These compensation warrants exclude the options issued under our share option plan (note 12).
[2]	Professional services: On September 15, 2009 the Company entered into an agreement for public relation services. In consideration for the services to be rendered in accordance with the agreement, warrants to purchase up to 70,000 common shares at $1.00 were issued with equal vesting quarterly for one year. These warrants expired on March 14, 2012. Furthermore, warrants to purchase up to 100,000 common shares at $1.00 were issued with vesting dependent upon achieving certain performance criteria. On October 15, 2010 the Company renewed the agreement, issuing additional warrants to purchase up to 50,000 common shares at $0.75 and up to 60,000 common shares at $1.00 with quarterly vesting over one year. The performance warrants are fair valued each reporting period until performance is complete. The fair value of all other equity-based warrants are measured and recorded on the date that the performance required to earn the awards is complete which in the case of these awards coincides with the contractual vesting dates of the awards.
[3]	Each quarter the Company issues common shares to each non-management board member in lieu of cash compensation. The share compensation recorded is based on the Company's common share price on the grant date which is on or about the last day of the quarter.
[4]	During 2011 common shares were issued to an employee in lieu of cash bonuses. The share compensation is based on the Company's common share price on or about the last day prior to the date of grant.
[5]	On April 2, 2008, the Company entered into a three year employment agreement with the Company's former Chief Executive Officer, which was renewed for a further one year period in April 2011. Compensation expenses associated with this agreement were settled through the issuance of up to 300,000 common shares annually. Share compensation during the 2010 and 2011 was $136,500 and $108,000, respectively, representing the issuance of 300,000 common shares. Share compensation during the 2012 was $15,000 representing the issuance of 75,000 common shares. The share compensation is based on the Company's common share price on the date the common shares are granted.

Share capital, warrants and common share purchase options and redeemable common shares (Details 1) (USD $)	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2012 Warrant One [Member]	Dec. 31, 2012 Warrant Two [Member]	Dec. 31, 2012 Maximum [Member] Warrant One [Member]	Dec. 31, 2012 Minimum [Member] Warrant One [Member]
Warrants Exercise Price (in dollars per share)									$ 1	$ 0.75
Warrants Outstanding	210,000	[1]	280,000	[1]	280,000	[1]	210,000	210,000
Warrants Exerciseable							110,000	110,000
Warrants Outstanding Weighted Average Remaining Contractual Term							3 months 11 days	3 months 11 days

[1]	These compensation warrants exclude the options issued under our share option plan (note 12).

Share capital, warrants and common share purchase options and redeemable common shares (Details Textual) (USD $)	1 Months Ended	12 Months Ended					1 Months Ended
	Sep. 30, 2009	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Oct. 30, 2010 Warrant One [Member]	Oct. 30, 2010 Warrant Two [Member]	Sep. 30, 2009 Warrant Two [Member]
Stock Issued During Period Shares and Warrants For Services (in shares)							50,000	60,000	100,000
Stock Issued During Period Shares and Warrants For Services Per Share (in dollars per share)							$ 0.75	$ 1	$ 1
Warrants Expiration Date	Mar 14, 2012
Stock Issued During Period, Value, Share-Based Compensation, Gross		$ 15,000	[1]	$ 108,000	[1]	$ 136,500

[1]	On April 2, 2008, the Company entered into a three year employment agreement with the Company's former Chief Executive Officer, which was renewed for a further one year period in April 2011. Compensation expenses associated with this agreement were settled through the issuance of up to 300,000 common shares annually. Share compensation during the 2010 and 2011 was $136,500 and $108,000, respectively, representing the issuance of 300,000 common shares. Share compensation during the 2012 was $15,000 representing the issuance of 75,000 common shares. The share compensation is based on the Company's common share price on the date the common shares are granted.

Basic and diluted earnings (loss) per share (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator:
Net income (loss) available to common shareholders	$ (4,367,955)	$ (5,536,595)	$ 1,867,274
Denominator:
Weighted average shares: basic (in shares)	43,221,898	42,587,632	45,029,121
Effect of outstanding stock options and warrants (in shares)	0	0	0
Weighted average shares: fully diluted (in shares)	43,221,898	42,587,632	45,029,121
Net income (loss) per share: basic and fully diluted (in dollars per share)	$ (0.1)	$ (0.13)	$ 0.04

Income taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statutory income tax rate	26.50%	28.25%	31.00%
Income tax expense (recovery) on income (loss) before income taxes	$ (1,157,509)	$ (1,564,088)	$ 578,855
Increase (decrease) in income taxes resulting from:
Change in tax rate	(796,415)	155,286	(167,190)
Permanent differences	79,327	226,807	191,541
Provision to return true-ups	25,786	0	(355,640)
Income Tax Expense Before Valuation Allowance	(1,848,811)	(1,181,995)	247,566
Change in valuation allowance	1,848,811	1,181,995	(247,566)
Income Tax Expense (Benefit)	$ 0	$ 0	$ 0

Income taxes (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Operating loss carryforwards	$ 5,915,633	$ 4,962,192	$ 4,099,392
Capital loss carryforwards	242,555	230,443	230,443
Share issue costs	0	1,722	1,722
Research and development costs	4,670,407	4,139,600	3,867,819
Property and equipment, accounting basis less than tax basis	5,836,513	5,482,340	5,434,926
Deferred Tax Assets, Gross	16,665,108	14,816,297	13,634,302
Valuation allowance	(16,665,108)	(14,816,297)	(13,634,302)
Net deferred tax assets	$ 0	$ 0	$ 0

Income taxes (Details 2) (USD $)	Dec. 31, 2012
2014	$ 2,805,442
2015	4,080,632
2026	2,033,600
2027	1,293,038
2031	3,450,387
2032	2,844,950
Non Capital Losses Carryforward Expire	$ 16,508,049

Income taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012
Non Capital Losses Carryforward Expire Between 2018 and 2031		$ 3,891,000
Income Tax Reconciliation, Income Tax Expense (Benefit), at Federal Statutory Income Tax Rate	$ 696,625

Segmented information (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts Receivable	$ 135,497	$ 287,155
Customer One [Member]
Sales	48.00%	39.00%	0.00%
Accounts Receivable	0	0
Customer Two [Member]
Sales	15.00%	12.00%	0.00%
Accounts Receivable	85,650	15,884
Customer Three [Member]
Sales	15.00%	0.00%	0.00%
Accounts Receivable	0	0
Customer Four [Member]
Sales	0.00%	31.00%	0.00%
Accounts Receivable	30,000	254,125
Customer Five [Member]
Sales	0.00%	0.00%	76.00%
Accounts Receivable	0	0
Customer Six [Member]
Sales	0.00%	0.00%	21.00%
Accounts Receivable	$ 0	$ 0

Segmented information (Details 1) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Sales Revenue:	$ 3,500,000	$ 1,514,639	$ 1,291,714	$ 4,931,834
United States [Member]
Sales Revenue:		683,316	685,351	4,826,334
Canada [Member]
Sales Revenue:		732,125	504,831	1,000
Asia [Member]
Sales Revenue:		99,198	101,532	104,000
Others [Member]
Sales Revenue:		$ 0	$ 0	$ 500

Segmented information (Details 2) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Sales Revenue:	$ 3,500,000	$ 1,514,639	$ 1,291,714	$ 4,931,834
Consulting Services [Member]
Sales Revenue:		706,784	437,904	170,850
Licensing [Member]
Sales Revenue:		$ 807,855	$ 853,810	$ 4,760,984

Segmented information (Details Textual) (Canada [Member])	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Canada [Member]
Property, Plant and Equipment, Net, Percentage	98.00%	98.00%	100.00%

Commitments and contingencies (Details) (USD $)	Dec. 31, 2012
2013	$ 290,259
2014	336,446
2015	303,646
2016	304,730
2017	89,490
Operating Leases, Future Minimum Payments Due	$ 1,324,571

Commitments and contingencies (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Leases, Rent Expense, Net	$ 334,798	$ 288,740	$ 231,044

Share option plan (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Options outstanding, Number outstanding	6,983,862	5,952,701	5,184,813
Options outstanding, Weighted average remaining contractual life - years	2 years 8 months 12 days
Options outstanding, Exercise price (in dollars per share)	$ 0.36	$ 0.55	$ 0.58
Options vested, Number exercisable	4,016,375	3,822,758
Options vested, Weighted average exercise price (in dollars per share)	$ 0.46	$ 0.59
Stock Options One [Member]
Options outstanding, Number outstanding	2,118,562
Options outstanding, Weighted average remaining contractual life - years	4 years 5 months 16 days
Options outstanding, Exercise price (in dollars per share)	$ 0.11
Options vested, Number exercisable	722,475
Options vested, Weighted average exercise price (in dollars per share)	$ 0.13
Stock Options One [Member] | Minimum [Member]
Options outstanding, Exercise price (in dollars per share)	$ 0.09
Stock Options One [Member] | Maximum [Member]
Options outstanding, Exercise price (in dollars per share)	$ 0.18
Stock Options Two [Member]
Options outstanding, Number outstanding	2,659,675
Options outstanding, Weighted average remaining contractual life - years	3 years 3 months 4 days
Options outstanding, Exercise price (in dollars per share)	$ 0.38
Options vested, Number exercisable	1,088,275
Options vested, Weighted average exercise price (in dollars per share)	$ 0.46
Stock Options Two [Member] | Minimum [Member]
Options outstanding, Exercise price (in dollars per share)	$ 0.22
Stock Options Two [Member] | Maximum [Member]
Options outstanding, Exercise price (in dollars per share)	$ 0.49
Stock Options Three [Member]
Options outstanding, Number outstanding	2,205,625
Options outstanding, Weighted average remaining contractual life - years	3 months 26 days
Options outstanding, Exercise price (in dollars per share)	$ 0.57
Options vested, Number exercisable	2,205,625
Options vested, Weighted average exercise price (in dollars per share)	$ 0.57
Stock Options Three [Member] | Minimum [Member]
Options outstanding, Exercise price (in dollars per share)	$ 0.5
Stock Options Three [Member] | Maximum [Member]
Options outstanding, Exercise price (in dollars per share)	$ 0.71

Share option plan (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Number of shares, Options outstanding, beginning of year	5,952,701	5,184,813
Number of shares, Options granted	3,673,762	1,660,757
Number of shares, Options exercised	0	0
Number of shares, Options forfeited and expired	(2,642,601)	(892,869)
Number of shares, Options outstanding, end of year	6,983,862	5,952,701
Number of shares, Options exercisable, end of year	4,016,375	3,822,758
Weighted average exercise price, Options outstanding, beginning of year (in dollars per share)	$ 0.55	$ 0.58
Weighted average exercise price, Options granted (in dollars per share)	$ 0.17	$ 0.42
Weighted average exercise price, Options exercised (in dollars per share)	$ 0	$ 0
Weighted average exercise price, Options forfeited and expired (in dollars per share)	$ 0.52	$ 0.32
Weighted average exercise price, Options outstanding, end of year (in dollars per share)	$ 0.36	$ 0.55
Weighted average exercise price, Options exercisable, end of year (in dollars per share)	$ 0.46	$ 0.59
Weighted average fair value of options granted during the year (in dollars per share)	$ 0.08	$ 0.32

Share option plan (Details 2) (USD $)	12 Months Ended
Dec. 31, 2012
Number of shares, Unvested options outstanding beginning of year	2,129,943
Number of shares, Options granted	3,673,762
Number of shares, Options vested	(1,885,366)
Number of shares, Options forfeited	(950,852)
Number of shares, Unvested options outstanding end of year	2,967,487
Weighted average exercise price, Unvested options outstanding beginning of year (in dollars per share)	0.47
Weighted average exercise price, Options granted (in dollars per share)	0.17
Weighted average exercise price, Options vested (in dollars per share)	0.35
Weighted average exercise price, Options forfeited (in dollars per share)	0.3
Weighted average exercise price, Unvested options outstanding end of year (in dollars per share)	0.21
Weighted average exercise price, Weighted average grant date fair value of unvested options, end of year (in dollars per share)	$ 0.08

Share option plan (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	8,984,363
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	2,000,501
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	1.63%	1.85%	2.27%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	131.00%	114.00%	154.00%
Stock Based Compensation Expense (in dollars)	$ 291,893	$ 669,952	$ 658,991
Weighted average fair value of options granted during the year (in dollars per share)	$ 0.08	$ 0.32
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options (in dollars)	$ 278,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	2 years 4 months 24 days
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	10,958,476
Share Based Compensation Arrangement By Share Based Payment Award Shares Exercised	1,974,113

Related party transactions (Details Textual)	3 Months Ended	12 Months Ended					6 Months Ended		12 Months Ended				1 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended
	Jun. 30, 2010 USD ($)	Dec. 31, 2012 USD ($)		Dec. 31, 2011 USD ($)		Dec. 31, 2010 USD ($)	Dec. 31, 2011 Chief Executive Officer [Member] CAD	Jun. 30, 2011 Chief Executive Officer [Member] CAD	Dec. 31, 2012 Chief Executive Officer [Member] CAD	Dec. 31, 2011 Chief Executive Officer [Member] USD ($)	Dec. 31, 2011 Chief Executive Officer [Member] CAD	Dec. 31, 2012 Airstrip Technologies Inc [Member] USD ($)	Feb. 29, 2012 Interim Chief Executive Officer [Member] USD ($)	Sep. 30, 2011 Interim Chief Executive Officer [Member] USD ($)	Dec. 31, 2011 Interim Chief Executive Officer [Member] USD ($)	Dec. 31, 2012 Hsp Consulting [Member] USD ($)	Dec. 31, 2011 Hsp Consulting [Member] USD ($)	Jul. 31, 2012 Board Of Directors Chairman [Member] USD ($)	Dec. 31, 2012 Jorgensen Advisory Services [Member] USD ($)	Dec. 31, 2011 Jorgensen Advisory Services [Member] USD ($)
Officers' Compensation								450,000
Stock Issued During Period, Shares, Share-based Compensation, Gross		75,000	[1]	300,000	[1]		300,000	300,000	75,000
Bonus Payable								300,000
Stock Issued During Period Shares For Payable Of Bonus (in shares)								200,000
Payment Of Officers Compensation							72,000		18,000
Maximum Reimbursement Of Expenses											6,000
Stock Issued During Period, Shares, New Issues (in shares)										1,500,000	1,500,000
Stock Issued During Period Shares New Issues Per Share (in shares)										$ 0.55				$ 0.41	$ 0.18
Common Shares Owned (in shares)									9,187,500
Stock Options Owned (in shares)									1,500,000
Percentage Of Common Shares Issued and Outstanding Owned									23.80%
Payment For Services Rendered		40,000		70,000												42,000	39,000		90,000	0
Deferred Revenue												45,000
Revenue, Net	3,500,000	1,514,639		1,291,714		4,931,834						30,000
Stock Issued During Period, Value, Share-based Compensation, Gross		$ 15,000	[1]	$ 108,000	[1]	$ 136,500							$ 1,400,000	$ 50,000	$ 300,000			$ 863,562
Common Stock, Par or Stated Value Per Share																		$ 0.09
Percentage Of Stock Options Vested																		25.00%
Remaining Percentage Of Stock Vested In Future																		75.00%

[1]	On April 2, 2008, the Company entered into a three year employment agreement with the Company's former Chief Executive Officer, which was renewed for a further one year period in April 2011. Compensation expenses associated with this agreement were settled through the issuance of up to 300,000 common shares annually. Share compensation during the 2010 and 2011 was $136,500 and $108,000, respectively, representing the issuance of 300,000 common shares. Share compensation during the 2012 was $15,000 representing the issuance of 75,000 common shares. The share compensation is based on the Company's common share price on the date the common shares are granted.

Financial risk management (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)
Cash and cash equivalents	$ 3,162,316	187,615	$ 7,397,025	$ 12,458,750	$ 12,667,842
Accounts payable and accrued liabilities		338,537

Financial risk management (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accounts Receivable, Net, Current	$ 135,497	$ 287,155
Description of Interest Rate Risk Exposure	A change of 1% in interest rates at December 31, 2012 would not have a significant impact on the Company's results of operations due to the short term to maturity of the investments held.